Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Derivative Financial Instruments
11.	DERIVATIVE FINANCIAL INSTRUMENTS
The Bank performs derivative transactions for trading purposes through Forwards and Futures. These are contractual agreements to buy or sell a specific financial instrument at a given price and a fixed date in the future. Forward are customized contracts traded on an over-the-counter
market. Futures contracts, in turn, correspond to transactions for standardized amounts, executed in a regulated market and subject to daily cash margin requirements. The main differences in risks associated with these types of contracts are the credit risk and the liquidity risk. In forward contracts there is counterparty risk since the Bank has credit exposure to counterparties of the agreements. The credit risk related to futures contracts is deemed very low because daily cash margin requirements help to guarantee these contracts are always fulfilled. In addition, forward contracts are generally settled in gross terms and, therefore, they are deemed to have higher settlement risk than futures contract that, unless they are chosen to be executed by delivery, are settled on a net base. Both types of contracts expose the Bank to market risk.
At the beginning, derivatives often imply only a mutual exchange of promises with little or no investment. Nevertheless, these instruments frequently imply high levels of leverage and are quite volatile. A relatively small movement in the value of the underlying asset could have a significant impact in profit or loss. Furthermore, over-the-counter
derivatives may expose the Bank to risks related to the absence of an exchange market in which to close an open position. The Bank’s exposure for derivative contracts is monitored on a regular basis as part of its general risk management framework. Information on the Bank’s credit risk management objectives and policies is included in note 51.
In addition, the Bank recorded a put option taken in respect of the Bank’s right to sell its equity interest in Prisma Medios de Pago SA. (See note 21).
Notional values indicate the amount of the underlying pending transactions at year end and are not indicative of either the market risk or the credit risk. The fair value of the derivative financial instruments recognized as assets or liabilities in the statement of financial position is presented as follows. Changes in fair values were accounted for in profit or loss, the breakdown of which is disclosed in note 33.

		12/31/2019		12/31/2018
Derivative assets	Underlying Notional Value	Notional Value	Fair Value	Notional Value	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	73,920	50,685	24,867	22,390
Put options-US Dollars (see note 21)	Shares	8,910,878	395,652
Put options-Pesos (see note 21)	Shares	8,910,878	169,565
Forward contracts of Government bonds	US Dollars			5,000	4,212

Total derivatives held for trading		73,920	615,902	29,867	26,602

		12/31/2019		12/31/2018
Derivative liabilities	Underlying Notional Value	Notional Value	Fair Value	Notional Value	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	73,920	768,732	1,100	2,106

Total derivatives held for trading		73,920	768,732	1,100	2,106

Derivatives held for trading are generally related with products offered by the Bank to its customers. The Bank shall also take positions expecting to benefit from favorable changes in prices, rates or indexes, i.e. take advantage of the high level of leverage of these contracts to obtain yields, assuming at the same time high market risk. Additionally, they may be held for arbitrage, i.e. to obtain a benefit free of risk for the combination of a derivative product and a portfolio of financial assets, trying to benefit from anomalous situations in the prices of assets in the markets.